SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Aug. 31, 2025	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Description of convenience translation	the convenience of the reader and were calculated at the rate of US$1 = JPY162.61
Deferred offering cost		¥ 236,403	¥ 207,471
Discount rate			0.89%
Consumption tax rate, percentage	10.00%
Consumption tax limited number of exceptions rate, percentage	8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of voting power held in associate	20.00%
Percentage of incentive management fee	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of voting power held in associate	50.00%
Percentage of incentive management fee	5.00%